Convertible Bonds - Accounting Convertible Bonds (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) D $ / shares	Dec. 31, 2025 USD ($) D $ / shares	Dec. 31, 2025 CNY (¥) D	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)
Convertible Bonds
Common shares, par value (in dollars per share) | $ / shares		$ 0.000005					$ 0.000005
2025 Convertible Bonds
Convertible Bonds
Principal amount	$ 2,000,000
Interest rate	0.00%
Debt instrument purchasers over-allotment option	$ 250,000
Initial conversion rate (ADS per US$1,000 principal amount)	5.2459
Principal amount per conversion rate	$ 1,000
Initial conversion price (per ADS) | $ / shares	$ 190.63
Effective interest rate		0.34%				0.34%
Gross proceeds from the issuance of the Notes		$ 2,000,000
Debt issuance costs		20,607
Principal amount of the liability		$ 0					$ 738,634
Net carrying amount of the liability | ¥						¥ 0		¥ 5,309,597
Amortization of the discount | ¥			¥ 0	¥ 0	¥ 43,987
2025 Convertible Bonds | Redemption one
Convertible Bonds
Common shares, par value (in dollars per share) | $ / shares	$ 0.000005
Trading days | D	20	20	20
Consecutive trading day | D	30	30	30
Percentage of conversion price	130.00%	130.00%	130.00%
2025 Convertible Bonds | Redemption two
Convertible Bonds
Principal amount	$ 1,000
Trading days | D	5
Consecutive trading day | D	10
Percentage of conversion price	98.00%